Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000012164 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 124,704,000,000
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of May 31, 2026)
Fund Net Assets (in millions)	$124,704
Number of Portfolio Holdings	1,630
Portfolio Turnover Rate	40%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of May 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	65.3%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.3%
U.S. Government and Agency Obligations	9.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012163 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VWELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[2]
Net Assets	$ 124,704,000,000
Holdings Count | Holding	1,630
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of May 31, 2026)
Fund Net Assets (in millions)	$124,704
Number of Portfolio Holdings	1,630
Portfolio Turnover Rate	40%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of May 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	65.3%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.3%
U.S. Government and Agency Obligations	9.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.